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10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-13 | Fidelity® Treasury Money Market Fund
Supplement to the Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund December 30, 2019 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-13 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Retail Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%	[1]
[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® Treasury Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Treasury Money Market Fund will be able to avoid a negative yield.